CASH AND BANK BALANCES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CASH AND BANK BALANCES
Cash on hand	¥ 18	¥ 35
Cash at banks	8,194	8,981
Cash and bank balances	¥ 8,212	¥ 9,016